9. Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of derivative measured on a recurring basis
Balance as of January 1, 2016	$3,544,222
Issuances of compound derivative instrument	3,346,423
Change in fair value of compound derivative instrument	(136,014)
Balance as of March 31, 2016	$6,754,631

Balance as of January 1, 2015	$–
Issuance of compound derivative instrument	(1,419,105)
Change in fair value of compound derivative instrument	(2,125,117)
Balance as of December 31, 2015	$(3,544,222)